Related Parties (FY) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 16, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net receivables from related parties		$ 8.4		$ 11.2	$ 10.0
Management
Related Party Transaction [Line Items]
Investment balance of related party		442.0		426.7	334.8
Affiliated Entity | Aircraft Utilization | GCMH
Related Party Transaction [Line Items]
Amounts of transaction		$ 0.2	$ 0.9	$ 0.5	3.7	$ 3.2
Affiliated Entity | Capital Contributions
Related Party Transaction [Line Items]
Amounts of transaction	$ 1.0
GCMH | Affiliated Entity
Related Party Transaction [Line Items]
Equity security investment					$ 3.3
GCMH | Limited Partner
Related Party Transaction [Line Items]
Transfer of equity security investment	$ 4.3